Interest-bearing loans and borrowings - Other notes (Details)			3 Months Ended	12 Months Ended
	Sep. 02, 2021 USD ($)	Jun. 14, 2019 USD ($)	Mar. 31, 2020 USD ($) note	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 18, 2022 USD ($)	Sep. 01, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 1,712,180,000	$ 1,273,413,000	$ 1,744,859,000
Payments for debt issue costs				4,422,000	8,083,000	9,721,000
Repayments of borrowings				726,032,000	994,989,000	$ 1,318,398,000
Other Notes
Disclosure of detailed information about borrowings [line items]
Facility size				267,200,000	200,000,000
Borrowings				267,200,000	199,000,000
Other Notes | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings				263,920,000	198,279,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Facility size		$ 50,000,000	$ 200,000,000	67,200,000	200,000,000			$ 200,000,000
Borrowings				$ 67,200,000	199,000,000
Premium, percentage of volume weighted average price of ordinary shares		101.00%
Payments for debt issue costs		$ 675,000
Debt instrument, above par issuance amount		$ 500,000
Number of notes repurchased | note			10
Bonds issued			$ 100,000
Average repayment amount per bond			$ 85,000
Repayments of borrowings	$ 132,000,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | FIXED RATE INSTRUMENTS
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		7.50%		7.50%
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 67,025,000	198,279,000
Unsecured note due 2026 with fixed coupon rate 6.25%
Disclosure of detailed information about borrowings [line items]
Facility size	200,000,000			200,000,000	0			$ 200,000,000
Borrowings				$ 200,000,000	0
Payments for debt issue costs	$ 3,300,000
Unsecured note due 2026 with fixed coupon rate 6.25% | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about borrowings [line items]
Facility size							$ 200,000,000
Unsecured note due 2026 with fixed coupon rate 6.25% | FIXED RATE INSTRUMENTS
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	6.25%			6.25%
Unsecured note due 2026 with fixed coupon rate 6.25% | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 196,895,000	$ 0